[LOGO]INVESTING                                        [PHOTO OF ADDING MACHINE]
       FOR THE
         21ST
        CENTURY-Registered Trademark-



[PHOTO OF NYSE FLAG]





   Semiannual Report February 28, 2001





                                   EATON VANCE
                                     GROWTH
                                      FUND

[PHOTO OF AMERICAN FLAG]           [PHOTO OF NY STOCK EXCHANGE]

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

[PHOTO]Arieh Coll
  Portfolio Manger

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------

- The year 2000 was one of profound change for U.S. investors. After the Federal Reserve's series of interest rate hikes designed to provide a "soft-landing" for the economy,a number of key indicators finally showed signs of slowing. By year-end, conomic weakness was reflected in disappointing corporate earnings, and sharply curtailed consumer spending (which rebounded in March 2001). As of late March, the Fed has cut interest rates three times in 2001 to stimulate economic growth.

- In late 2000 and early 2001, the U.S. equity markets were characterized by extreme volatility and dramatic declines in the more aggressive sectors. Many technology, media, and telecommunications stocks experienced significant price declines - victims of diminished growth expectations, earnings shortfalls, and a collapse in valuations from inflated levels. The tech-heavy NASDAQ Composite Index had, as of February 28, 2001, given back all of the record-setting 85.59% gain it had made in 1999.(1)

The Fund
--------------------------------------------------------------------------------

  The Past Six Months

- During the six months ended February 28, 2001, the Fund's Class A shares had a total return of -18.36%. This return was the result of a decrease in net asset value (NAV)to $6.63 on February 28, 2001 from $10.36 on August 31, 2000, and the reinvestment of $2.230 in capital gains distributions. (2)

- The Fund's Class B shares had a total return of -18.87% during the period, the result of a decrease in NAV to $12.90 from $18.14, and the reinvestment of $2.230 per share in capital gains distributions. (2)

- The Fund's Class C shares had a total return of -18.90% during the period, the result of a decrease in NAV to $11.16 from $16.00, and the reinvestment of $2.230 per share in capital gains distributions. (2)



  Management Discussion

- The Fund's performance for the six-month period was in line with the downturn in the stock markets, especially in the more volatile technology sector.
  The Fund's benchmark index, the S&P 500 - a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance - declined 17.83% in the same period.(1)

- With an eye toward the Fund's primary objective of achieving capital growth, management took some opportunities during the downturn to invest in select technology stocks that had come down significantly in price. Our belief is that there are a number of quality companies with good growth prospects whose stocks have suffered in the broader market decline. While the market has continued to decline, we believe that purchasing these stocks at reasonable price levels may prove a good long-term investment strategy.

- So-called "defensive" stocks - those that are less sensitive to an economic downturn - fared far better than the more aggressive sectors. One holding we increased was Philip Morris Co., Inc., the stock price of which doubled in the past year. The aerospace sector, in which the Portfolio had invested 11.7% of its net assets as of February 28, 2001, also performed well.

- Certain recent economic indicators suggest that the economy has not come to a complete standstill. While growth has undeniably slowed, manufacturing and consumer confidence numbers are showing some signs of life. Such data, combined with the actions of the Federal Reserve Board, lead us to posit that, over the long-term, stock prices generally will reflect modest economic growth and an improvement in corporate earnings.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF FEBRUARY 28, 2001

Performance(3)                    Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           -15.08%   -16.00%   -16.02%
Five Years                           8.04      7.04      6.25
Ten Years                            9.27      N.A.      N.A.
Life of Fund+                        9.82      9.94      9.31

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           -19.99%   -19.69%   -16.74%
Five Years                           6.77      6.74      6.25
Ten Years                            8.63      N.A.      N.A.
Life of Fund+                        9.69      9.94      9.31

Ten Largest Equity Holdings(4) By total net assets
--------------------------------------------------------------------------------
TMP Worldwide, Inc.                  7.6%
Precision Castparts Corp.            7.0
Philip Morris Co., Inc.              6.6
Caremark Rx, Inc.                    3.3
RTI International Metals, Inc.       3.0
BE Aerospace,Inc.                    2.8
KPMG Consulting, Inc.                2.7
Pinnacle Systems, Inc.               2.7
Amgen, Inc.                          2.6
Anchor Gaming                        2.3


+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

(1) It is not possible to invest directly in an Index. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 40.6% of the Portfolio's total net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $131,862,276)        $139,359,933
Receivable for Fund shares sold                 37,978
------------------------------------------------------
TOTAL ASSETS                              $139,397,911
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for service fees     $     43,202
Payable for Fund shares redeemed                21,306
Accrued expenses                                73,034
------------------------------------------------------
TOTAL LIABILITIES                         $    137,542
------------------------------------------------------
NET ASSETS                                $139,260,369
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $142,716,856
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (10,486,808)
Accumulated net investment loss               (467,336)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          7,497,657
------------------------------------------------------
TOTAL                                     $139,260,369
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $125,011,754
SHARES OUTSTANDING                          18,867,544
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.63
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.63)       $       7.03
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 11,820,543
SHARES OUTSTANDING                             916,424
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.90
------------------------------------------------------

Class C Shares
------------------------------------------------------
NET ASSETS                                $  2,428,072
SHARES OUTSTANDING                             217,544
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.16
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio        $    410,887
Interest allocated from Portfolio              105,957
Expenses allocated from Portfolio             (615,841)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $    (98,997)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,133
Distribution and service fees
   Class A                                     124,427
   Class B                                      66,667
   Class C                                      13,326
Transfer and dividend disbursing agent
   fees                                         95,180
Registration fees                               23,779
Printing and postage                            16,803
Legal and accounting services                   12,871
Custodian fee                                    8,671
Miscellaneous                                    4,482
------------------------------------------------------
TOTAL EXPENSES                            $    368,339
------------------------------------------------------

NET INVESTMENT LOSS                       $   (467,336)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (9,497,555)
------------------------------------------------------
NET REALIZED LOSS                         $ (9,497,555)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(22,199,945)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(22,199,945)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(31,697,500)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(32,164,836)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (467,336) $      (542,440)
   Net realized gain (loss)                      (9,497,555)      36,520,051
   Net change in unrealized
      appreciation (depreciation)               (22,199,945)     (23,044,486)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (32,164,836) $    12,933,125
----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $     (25,327,919) $    (5,729,518)
      Class B                                    (1,400,007)        (341,187)
      Class C                                      (281,069)         (66,382)
   In excess of net realized gain
      Class A                                    (9,849,746)              --
      Class B                                      (544,447)              --
      Class C                                      (109,305)              --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (37,512,493) $    (6,137,087)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       1,835,875  $     4,017,143
      Class B                                     1,323,521        3,557,593
      Class C                                       943,746          882,940
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    30,351,597        4,951,965
      Class B                                     1,734,996          304,903
      Class C                                       374,397           65,013
   Cost of shares redeemed
      Class A                                    (7,631,372)     (22,273,843)
      Class B                                    (2,595,771)      (6,975,984)
      Class C                                      (739,381)      (1,535,083)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $      25,597,608  $   (17,005,353)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (44,079,721) $   (10,209,315)
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     183,340,090  $   193,549,405
----------------------------------------------------------------------------
AT END OF PERIOD                          $     139,260,369  $   183,340,090
----------------------------------------------------------------------------
Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $        (467,336) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS A
                                  ------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ---------------------------------------------------------------
                                  (UNAUDITED)            2000(1)        1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.360          $  9.950      $ 10.320     $ 10.360     $  9.240     $  8.330
----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ (0.019)         $ (0.020)     $  0.008     $  0.044     $  0.020     $  0.043
Net realized and unrealized
   gain (loss)                          (1.481)            0.771         2.153        0.111        2.845        1.202
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (1.500)         $  0.751      $  2.161     $  0.155     $  2.865     $  1.245
----------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income            $     --          $     --      $ (0.039)    $     --     $ (0.019)    $ (0.035)
In excess of net investment
   income                                   --                --            --           --       (0.018)          --
From net realized gain                  (1.606)           (0.341)       (2.492)      (0.195)      (0.890)      (0.300)
In excess of net realized gain          (0.624)               --            --           --       (0.762)          --
From paid-in capital                        --                --            --           --       (0.056)          --
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (2.230)         $ (0.341)     $ (2.531)    $ (0.195)    $ (1.745)    $ (0.335)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  6.630          $ 10.360      $  9.950     $ 10.320     $ 10.360     $  9.240
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (18.36)%            7.74%        21.14%        1.45%       33.01%       15.38%
----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $125,012          $164,388      $171,752     $159,602     $165,676     $138,252
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses(3)                  1.13%(4)          1.09%         1.03%        1.08%        1.01%        0.98%
   Interest expense(3)                    0.04%(4)          0.01%           --           --           --           --
   Net investment income
      (loss)                             (0.51)%(4)        (0.21)%        0.09%        0.37%        0.19%        0.48%
Portfolio Turnover of the
   Portfolio                               172%              274%           34%          55%          28%          62%
----------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                  --------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------
                                  (UNAUDITED)            2000(1)        1999        1998
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $18.140           $17.330      $16.490     $16.560
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment loss                    $(0.097)          $(0.180)     $(0.135)    $(0.079)
Net realized and unrealized
   gain (loss)                          (2.913)            1.331        3.467       0.204
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(3.010)          $ 1.151      $ 3.332     $ 0.125
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net realized gain                 $(1.606)          $(0.341)     $(2.492)    $(0.195)
In excess of net realized gain          (0.624)               --           --          --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(2.230)          $(0.341)     $(2.492)    $(0.195)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $12.900           $18.140      $17.330     $16.490
------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (18.87)%            6.74%       20.28%       0.72%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $11,821           $16,178      $18,553     $17,359
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses(3)                  1.93%(4)          1.94%        1.85%       1.93%
   Interest expense(3)                    0.04%(4)          0.01%          --          --
   Net investment loss                   (1.31)%(4)        (1.05)%      (0.74)%     (0.48)%
Portfolio Turnover of the
   Portfolio                               172%              274%          34%         55%
------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS C
                                  --------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------
                                  (UNAUDITED)            2000(1)        1999        1998
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $16.000           $15.330      $14.840     $14.940
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment loss                    $(0.083)          $(0.159)     $(0.109)    $(0.079)
Net realized and unrealized
   gain (loss)                          (2.527)            1.170        3.091       0.174
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(2.610)          $ 1.011      $ 2.982     $ 0.095
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net realized gain                 $(1.606)          $(0.341)     $(2.492)    $(0.195)
In excess of net realized gain          (0.624)               --           --          --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(2.230)          $(0.341)     $(2.492)    $(0.195)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.160           $16.000      $15.330     $14.840
------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (18.90)%            6.70%       20.16%       0.60%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,428           $ 2,774      $ 3,244     $ 2,316
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses(3)                  1.96%(4)          1.94%        1.91%       1.94%
   Interest expense(3)                    0.04%(4)          0.01%          --          --
   Net investment loss                   (1.36)%(4)        (1.05)%      (0.80)%     (0.51)%
Portfolio Turnover of the
   Portfolio                               172%              274%          34%         55%
------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 28, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                               251,593          411,478
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      3,751,383          504,787
    Redemptions                                      (1,005,886)      (2,298,891)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           2,997,090       (1,382,626)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                91,265          207,399
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        109,386           17,635
    Redemptions                                        (176,025)        (403,866)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              24,626         (178,832)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                76,300           58,631
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         27,308            4,263
    Redemptions                                         (59,434)        (101,210)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              44,174          (38,316)
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,395 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $51,330 and $9,995 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 28, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $121,000 and $462,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   for personal services and/or the maintenance of shareholder accounts. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2001 amounted to $124,427, $15,337, and $3,331 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $24,000 of CDSC paid by shareholders for Class B shares for the six months ended February 28, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,071,667 and $16,467,932, respectively, for the six months ended
   February 28, 2001.

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 8.7%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          59,600      $  1,497,450
TMP Worldwide, Inc.(1)                        203,400        10,640,362
-----------------------------------------------------------------------
                                                           $ 12,137,812
-----------------------------------------------------------------------
Aerospace and Defense -- 11.7%
-----------------------------------------------------------------------
AAR Corp.                                     170,000      $  2,312,000
BE Aerospace, Inc.(1)                         175,000         3,926,562
Doncasters PLC - Sponsored ADR(1)              10,000           220,000
Precision Castparts Corp.                     254,000         9,791,700
-----------------------------------------------------------------------
                                                           $ 16,250,262
-----------------------------------------------------------------------
Building Materials -- 0.6%
-----------------------------------------------------------------------
Stanley Works                                  25,000      $    870,000
-----------------------------------------------------------------------
                                                           $    870,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 6.4%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                    72,300      $  2,824,219
Keynote Systems, Inc.(1)                      145,000         1,866,875
KPMG Consulting, Inc.(1)                      162,000         3,736,125
LifeMinders, Inc.(1)                          227,000           454,000
-----------------------------------------------------------------------
                                                           $  8,881,219
-----------------------------------------------------------------------
Cable -- 0.6%
-----------------------------------------------------------------------
Pegasus Communications Corp.(1)                10,000      $    279,375
Shaw Communications Inc. Class B               29,250           570,375
-----------------------------------------------------------------------
                                                           $    849,750
-----------------------------------------------------------------------
Cellular -- 2.0%
-----------------------------------------------------------------------
Spectrasite Holdings, Inc.(1)                 100,000      $  1,368,750
Western Wireless Corp. Class A(1)              34,000         1,434,375
-----------------------------------------------------------------------
                                                           $  2,803,125
-----------------------------------------------------------------------
Computer Hardware -- 2.7%
-----------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                     340,000      $  3,697,500
-----------------------------------------------------------------------
                                                           $  3,697,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computers and Business Equipment -- 0.6%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   40,000      $    907,500
-----------------------------------------------------------------------
                                                           $    907,500
-----------------------------------------------------------------------
Contract Manufacturing -- 0.3%
-----------------------------------------------------------------------
Benchmark Electronics Inc.(1)                  14,400      $    401,760
-----------------------------------------------------------------------
                                                           $    401,760
-----------------------------------------------------------------------
Drugs -- 6.4%
-----------------------------------------------------------------------
Alpharma, Inc. Class A                         52,000      $  1,729,000
Amgen, Inc.(1)                                 51,000         3,675,188
Andrx Group(1)                                 34,000         1,947,030
Barr Laboratories, Inc.(1)                     29,000         1,612,400
Biovail Corp. (1)                                 200             9,230
-----------------------------------------------------------------------
                                                           $  8,972,848
-----------------------------------------------------------------------
Engineering and Construction -- 0.8%
-----------------------------------------------------------------------
Foster Wheeler Corp.                           10,000      $    128,500
Jacobs Engineering Group, Inc.(1)               5,000           281,300
URS Corp.(1)                                   35,000           694,750
-----------------------------------------------------------------------
                                                           $  1,104,550
-----------------------------------------------------------------------
Entertainment Software -- 0.1%
-----------------------------------------------------------------------
3DO Company(1)                                 50,000      $     85,940
-----------------------------------------------------------------------
                                                           $     85,940
-----------------------------------------------------------------------
Financial Services -- 1.2%
-----------------------------------------------------------------------
H&R Block, Inc.                                35,000      $  1,725,500
-----------------------------------------------------------------------
                                                           $  1,725,500
-----------------------------------------------------------------------
Gaming -- 2.3%
-----------------------------------------------------------------------
Anchor Gaming(1)                               65,000      $  3,180,938
-----------------------------------------------------------------------
                                                           $  3,180,938
-----------------------------------------------------------------------
Health Services -- 3.3%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          330,000      $  4,620,000
-----------------------------------------------------------------------
                                                           $  4,620,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Information Services -- 0.2%
-----------------------------------------------------------------------
ProsoftTraining.com(1)                         30,000      $    346,875
-----------------------------------------------------------------------
                                                           $    346,875
-----------------------------------------------------------------------
Insurance -- 2.9%
-----------------------------------------------------------------------
Fidelity National Financial, Inc.              38,000      $  1,176,480
LandAmerica Financial Group                    45,000         1,615,500
Radian Group Inc.                              20,000         1,237,000
-----------------------------------------------------------------------
                                                           $  4,028,980
-----------------------------------------------------------------------
Internet Services -- 0.2%
-----------------------------------------------------------------------
Critical Path, Inc.(1)                        104,400      $    285,471
-----------------------------------------------------------------------
                                                           $    285,471
-----------------------------------------------------------------------
Investment Services -- 3.4%
-----------------------------------------------------------------------
Goldman Sachs Group, Inc.                      29,000      $  2,660,750
Lehman Brothers Holdings, Inc.                 30,000         2,059,500
-----------------------------------------------------------------------
                                                           $  4,720,250
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Champion Enterprises, Inc.(1)                  10,000      $     55,000
Clayton Homes, Inc.                            10,000           127,500
Fleetwood Enterprises, Inc.                    90,000         1,084,500
-----------------------------------------------------------------------
                                                           $  1,267,000
-----------------------------------------------------------------------
Medical Products -- 1.7%
-----------------------------------------------------------------------
Becton Dickinson and Co.                       10,000      $    359,800
Novoste Corp.(1)                               60,000         2,010,000
-----------------------------------------------------------------------
                                                           $  2,369,800
-----------------------------------------------------------------------
Metals - Industrial -- 3.7%
-----------------------------------------------------------------------
North American Palladium Ltd. (1)             100,000      $    925,000
RTI International Metals, Inc.(1)             260,000         4,186,000
-----------------------------------------------------------------------
                                                           $  5,111,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Precision Drilling Corp.(1)                    35,000      $  1,484,000
-----------------------------------------------------------------------
                                                           $  1,484,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Radio -- 0.3%
-----------------------------------------------------------------------
Westwood One, Inc.(1)                          20,000      $    430,800
-----------------------------------------------------------------------
                                                           $    430,800
-----------------------------------------------------------------------
Restaurants -- 1.1%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                    60,000      $  1,596,000
-----------------------------------------------------------------------
                                                           $  1,596,000
-----------------------------------------------------------------------
Retail -- 5.3%
-----------------------------------------------------------------------
Barnes & Noble, Inc.(1)                        50,000      $  1,350,000
Best Buy Co., Inc.(1)                          30,000         1,228,800
Dillards Inc. Class A                          50,000           940,000
Dollar General Corp.                           60,000         1,116,000
Hollywood Entertainment Corp.(1)              570,000         1,175,625
Office Depot, Inc.(1)                          60,000           552,000
Ultimate Electronics Inc.(1)                   37,600           958,800
-----------------------------------------------------------------------
                                                           $  7,321,225
-----------------------------------------------------------------------
Retail - Apparel -- 4.3%
-----------------------------------------------------------------------
Abercrombie & Fitch Co. Class A(1)             60,000      $  1,701,600
Gymboree Corp.(1)                             135,000         1,586,250
Pacific Sunwear of California, Inc.(1)         80,000         2,645,000
-----------------------------------------------------------------------
                                                           $  5,932,850
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
-----------------------------------------------------------------------
Winn-Dixie Stores, Inc.                        35,000      $    893,900
-----------------------------------------------------------------------
                                                           $    893,900
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.0%
-----------------------------------------------------------------------
ASM International N.V.(1)                      50,000      $    675,000
LTX Corp.(1)                                   50,000           696,875
-----------------------------------------------------------------------
                                                           $  1,371,875
-----------------------------------------------------------------------
Semiconductors -- 0.6%
-----------------------------------------------------------------------
AudioCodes Ltd.(1)                             56,000      $    903,000
-----------------------------------------------------------------------
                                                           $    903,000
-----------------------------------------------------------------------
Software -- 3.9%
-----------------------------------------------------------------------
Aspect Communications Corp.(1)                120,000      $  1,327,500
Check Point Software Technology(1)             32,000         2,052,000
Interact Commerce Corp.(1)                      4,600            36,225

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Software (continued)
-----------------------------------------------------------------------
PurchasePro.Com Inc.(1)                       100,000         1,131,250
SilverStream Software, Inc.(1)                 76,400           907,250
-----------------------------------------------------------------------
                                                           $  5,454,225
-----------------------------------------------------------------------
Telecommunication Equipment -- 1.9%
-----------------------------------------------------------------------
Clarent Corp.(1)                               40,000      $    420,000
Ditech Communications Co.(1)                  100,000           896,880
Somera Communications, Inc.(1)                150,000         1,387,500
-----------------------------------------------------------------------
                                                           $  2,704,380
-----------------------------------------------------------------------
Telecommunications - Cellular -- 0.7%
-----------------------------------------------------------------------
Crown Castle International Corp.(1)            38,000      $    954,750
-----------------------------------------------------------------------
                                                           $    954,750
-----------------------------------------------------------------------
Telecommunications - Services -- 1.6%
-----------------------------------------------------------------------
Echostar Communications, Class A(1)            10,000      $    261,250
McLeodUSA, Inc., Class A(1)                   145,000         1,903,125
-----------------------------------------------------------------------
                                                           $  2,164,375
-----------------------------------------------------------------------
Tobacco -- 8.1%
-----------------------------------------------------------------------
Dimon Inc.                                    100,000      $    876,000
Philip Morris Co., Inc.                       191,833         9,242,515
Standard Commercial Corp.                     100,000         1,210,000
-----------------------------------------------------------------------
                                                           $ 11,328,515
-----------------------------------------------------------------------
Toys -- 0.5%
-----------------------------------------------------------------------
Jakks Pacific Inc.(1)                          50,000      $    646,875
-----------------------------------------------------------------------
                                                           $    646,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $120,307,200)                          $127,804,850
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 8.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Cit Group Holdings, 5.51%, 3/1/01            $  5,748      $  5,748,000
GE Capital Corp., 5.50%, 3/1/01                 5,748         5,748,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $11,496,000)                        $ 11,496,000
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $131,803,200)                          $139,300,850
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                     $     59,104
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $139,359,954
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $131,803,200)                          $139,300,850
Cash                                             2,746
Receivable for investments sold                 48,998
Interest and dividends receivable               36,295
Prepaid expenses                                 1,335
------------------------------------------------------
TOTAL ASSETS                              $139,390,224
------------------------------------------------------
Liabilities
------------------------------------------------------
Accrued expenses                          $     30,270
------------------------------------------------------
TOTAL LIABILITIES                         $     30,270
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $139,359,954
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $131,862,304
Net unrealized appreciation (computed on
   the basis of identified cost)             7,497,650
------------------------------------------------------
TOTAL                                     $139,359,954
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends                                 $    410,687
Interest                                       105,957
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    516,844
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    499,127
Trustees' fees and expenses                      5,261
Custodian fee                                   63,189
Legal and accounting services                   11,725
Interest expense                                35,424
Miscellaneous                                    1,115
------------------------------------------------------
TOTAL EXPENSES                            $    615,841
------------------------------------------------------

NET INVESTMENT LOSS                       $    (98,997)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (9,497,556)
------------------------------------------------------
NET REALIZED LOSS                         $ (9,497,556)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(22,199,949)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(22,199,949)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(31,697,505)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(31,796,502)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         (98,997) $       291,472
   Net realized gain (loss)                      (9,497,556)      36,520,055
   Net change in unrealized
      appreciation (depreciation)               (22,199,949)     (23,044,488)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (31,796,502) $    13,767,039
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       4,071,667  $     8,505,726
   Withdrawals                                  (16,467,932)     (32,544,071)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (12,396,265) $   (24,038,345)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (44,192,767) $   (10,271,306)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     183,552,721  $   193,824,027
----------------------------------------------------------------------------
AT END OF PERIOD                          $     139,359,954  $   183,552,721
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses                     0.74%(1)         0.72%        0.71%        0.71%        0.72%        0.72%
   Interest expense                       0.04%(1)         0.01%          --           --           --           --
   Net investment income
      (loss)                             (0.13)%(1)        0.16%        0.40%        0.73%        0.48%        0.73%
Portfolio Turnover                         172%             274%          34%          55%          28%          62%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $139,360         $183,553     $193,824     $180,258     $179,785     $146,732
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2001, $1,848 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of 0.625% of the Portfolio's average daily net assets. For the six months ended February 28, 2001, the fee amounted to $499,127. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $269,976,014 and $294,229,108, respectively, for the six months ended February 28, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $131,803,200
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,167,797
    Gross unrealized depreciation              (11,670,147)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,497,650
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unparticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------


444-4/01                                                                   GFSRC